Employee Benefits - Reconciliation of the changes in the pension plans defined benefit obligations (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Canada [member]
Disclosure Of Employee Benefit Expenses [line items]
Current service cost	$ (2.1)	$ (2.0)
Interest cost	2.3	2.7
Canada [member] | Pension defined benefit plans [member]
Disclosure Of Employee Benefit Expenses [line items]
Defined benefit obligation at beginning of year	(319.8)	(321.2)
Current service cost	(2.1)	(2.0)
Interest cost	(15.7)	(15.7)
Actuarial losses from changes in demographic assumptions	0.0	0.0
Actuarial gains (losses) from changes in financial assumptions	(15.4)	3.9
Actuarial losses from experience adjustments	0.0	(0.7)
Benefits paid	16.0	15.9
Effect of foreign currency exchange rate changes	0.0	0.0
Defined benefit obligation at end of year	(337.0)	(319.8)
Foreign [member]
Disclosure Of Employee Benefit Expenses [line items]
Current service cost	(1.6)	(1.8)
Interest cost	3.8	3.8
Foreign [member] | Pension defined benefit plans [member]
Disclosure Of Employee Benefit Expenses [line items]
Defined benefit obligation at beginning of year	(107.8)	(104.4)
Current service cost	(1.6)	(1.8)
Interest cost	(3.8)	(3.8)
Actuarial losses from changes in demographic assumptions	(2.3)	0.0
Actuarial gains (losses) from changes in financial assumptions	(1.9)	(1.7)
Actuarial losses from experience adjustments	(2.1)	(1.5)
Benefits paid	8.6	5.9
Effect of foreign currency exchange rate changes	(4.1)	(0.5)
Defined benefit obligation at end of year	$ (115.0)	$ (107.8)